Shareholders’ Equity	6 Months Ended
Jun. 30, 2021
Disclosure of investments accounted for using equity method [text block] [Abstract]
SHAREHOLDERS’ EQUITY

NOTE 3:- SHAREHOLDERS’ EQUITY

a.	Ordinary shares:

	Number of shares
	Authorized as of		Issued and outstanding as of
	June 30, 2021	December 31, 2020	June 30, 2021	December 31, 2020

Ordinary Shares of $0.01 per value each:	100,000,000	100,000,000	59,271,512	59,000,153

b.	Share incentive plans:

Movement during the periods:

	Six months ended June 30,				Year ended
	2021		2020		December 31,
	Unaudited		Unaudited		2020
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
		USD		USD		USD
Outstanding at beginning of period	3,892,714	5.15	3,405,188	4.76	3,405,188	4.76
Granted	841,151	9.17	621,200	4.68	1,492,700	4.91
Expired	77,578	8.03	10,938	8.00	74,744	8.60
Exercised	271,359	2.05	467,557	0.31	652,143	1.00
Forfeited	97,622	7.24	211,482	8.23	278,287	7.94

Share options outstanding at end of period	4,287,306	6.03	3,276,041	5.14	3,892,714	5.15

Share options exercisable at end of period	2,425,594	4.52	1,438,658	3.01	2,161,439	4.45

As of June 30, 2021, there is $5,657 of total unrecognized cost related to non-vested share-based compensation that is expected to be recognized over a period of up to four years.

A summary of the activity in the RSUs granted to employees for the six months ended June 30, 2021 is as follows:

	Number of RSUs	Weighted average grant date fair value

Unvested as of December 31, 2020:	-	$-

Granted	164,784	9.47
Forfeited	(8,300)	9.51

Unvested as of June 30, 2021:	156,484	$9.47

c.	Share incentive plans expenses:

The total compensation cost related to all of the Company’s equity-based awards, recognized during the presented periods was comprised as follows:

	Six months ended June 30,		Three months ended June 30,		Year ended December 31,
	2021	2020	2021	2020	2020
	Unaudited

Research and development	$550	$613	$404	$419	$1,185
Commercial activities	797	(177)	444	(355)	230
General and administrative	1,116	785	601	258	1,449

	$2,463	$1,221	$1,449	$322	$2,864

The Company estimates the fair value of stock options granted using the Binominal option-pricing model. The option-pricing model requires a number of assumptions, of which the most significant are the expected stock price volatility and the expected option term.

Expected volatility was calculated based upon historical volatilities of similar entities in the related sector index. The expected term of the options granted is derived from output of the option valuation model and represents the period of time that options granted are expected to be outstanding. The risk-free interest rate is based on the yield from U.S. treasury bonds with an equivalent term. The Company has historically not paid dividends and has no foreseeable plans to pay dividends. The following table lists the inputs to the Binomial option pricing model used for the fair value measurement of equity-settled share options for the following periods:

Based on the above inputs, the fair value of the options was determined at $4.07 - $11.01 at the grant dates during 2021 and 2020.

	June 30,		December 31,
	2021	2020	2020
	Unaudited

Expected volatility of the share prices (%)	66%	78%-84%	74%-79%
Risk-free interest rate (%)	1.5-1.6	1.21-1.38	0.6-1.38